EQUITY - Additional information (Details)	Mar. 21, 2023 USD ($) $ / shares shares	May 24, 2022 USD ($)	May 23, 2022	May 11, 2022 $ / shares	Dec. 31, 2023 $ / shares shares	Sep. 29, 2023 USD ($) $ / shares shares	Sep. 28, 2023 USD ($) $ / shares shares	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 06, 2023 USD ($) $ / shares shares	Mar. 05, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	May 25, 2022 USD ($) $ / shares shares
EQUITY
Share consolidation ratio	6	3.2	50,000	3.2
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0016			$ 0.0005	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016
Authorized capital | $	$ 60,000	$ 60,000				$ 9,600,000	$ 60,000	$ 50,000	$ 60,000	$ 50,000		$ 50,000
Ordinary shares, shares authorized | shares	1,000,000,000				1,000,000,000	1,000,000,000	6,250,000	6,250,000	37,500,000	31,250,000	1,000,000,000	31,250,000
Ordinary shares, shares issued | shares					1,534,487						1,534,487
Ordinary shares, shares outstanding | shares					1,534,487						1,534,487
2022 Share Consolidation
EQUITY
Share consolidation ratio	0.17			0.17
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0016
2023 Share Consolidation
EQUITY
Share consolidation ratio	1
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0096